RESTRICTED STOCK UNITS - Summary of Restricted Stock Unit Transactions (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share) | $ / shares	$ 5.35
Granted (in dollars per share) | $ / shares	0.00
Settled (in dollars per share) | $ / shares	3.64
Forfeited (in dollars per share) | $ / shares	0.00
Ending balance (in dollars per share) | $ / shares	$ 0.00
Restricted Stock Units Granted to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	11,744
Granted (in shares)	0
Settled (in shares)	(11,744)
Forfeited (in shares)	0
Ending balance (in shares)	0
Restricted Stock Units Granted to Management Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	11,744
Granted (in shares)	0
Settled (in shares)	0
Forfeited (in shares)	(11,744)
Ending balance (in shares)	0
Restricted Stock Units Granted Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	23,488
Granted (in shares)	0
Settled (in shares)	(11,744)
Forfeited (in shares)	(11,744)
Ending balance (in shares)	0